Cover	Aug. 30, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Form 8-K/A date of report 08-30-23
Document Period End Date	Aug. 30, 2023
Entity File Number	001-36724
Entity Registrant Name	The Joint Corp.
Entity Central Index Key	0001612630
Entity Tax Identification Number	90-0544160
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16767 N. Perimeter Drive
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	(480)
Local Phone Number	245-5960
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value Per Share
Trading Symbol	JYNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false